Note 13 - Non-controlling Interests - Warrant Activity of U.S. Goldmining (Details) - U.S. GoldMining Inc. [member]	12 Months Ended
Nov. 30, 2023 $ / shares shares
Statement Line Items [Line Items]
Balance, warrant (in shares) | shares	0
Balance, weighted average exercise of warrant (in dollars per share) | $ / shares	$ 0
Issued, warrant (in shares) | shares	2,000,000
Issued, weighted average exercise of warrant (in dollars per share) | $ / shares	$ 13
Exercised, warrant (in shares) | shares	(258,708)
Exercised, weighted average exercise of warrant (in dollars per share) | $ / shares	$ 13
Balance, warrant (in shares) | shares	1,741,292
Balance, weighted average exercise of warrant (in dollars per share) | $ / shares	$ 13